Loss per share (Details) - shares shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of share equivalents primarily associated with the Company's stock options excluded from the calculation of diluted earnings per share	1	1	1